SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Balance as of the beginning of period/year	$ 1,491,367	$ 1,428,805
Additions charged to bad debt expense	139,561
Translation adjustments	47,307	62,562
Balance as of the end of period/year	$ 1,678,235	$ 1,491,367